Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (52)	€ (171)	€ (232)
Impairment	(141)	(215)	(146)
Gain (loss) on sale	53	114	1,291
Other gains and other losses	9	0	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	(43)	(171)	(232)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Impairment	(239)	(250)	(279)
Gain (loss) on sale	€ 89	€ 44	€ (86)